SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties (Details) $ in Thousands	Dec. 31, 2020 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	$ 16,767,406
Amount at which shown in the balance sheet	17,734,889
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	12,341,937
Fair Value	12,786,380
Amount at which shown in the balance sheet	12,786,380
U.S. government and government sponsored enterprises
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,386,579	[1]
Fair Value	2,409,540
Amount at which shown in the balance sheet	2,409,540
U.S. states, territories and municipalities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	110,155	[1]
Fair Value	137,968
Amount at which shown in the balance sheet	137,968
Non US sovereign government supranational and government related
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,076,962	[1]
Fair Value	2,180,762
Amount at which shown in the balance sheet	2,180,762
Corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,185,741	[1]
Fair Value	3,341,854
Amount at which shown in the balance sheet	3,341,854
Asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	17,537	[1]
Fair Value	17,528
Amount at which shown in the balance sheet	17,528
Residential mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	4,564,926	[1]
Fair Value	4,698,728
Amount at which shown in the balance sheet	4,698,728
Other mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	37	[1]
Fair Value	0
Amount at which shown in the balance sheet	0
Equities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	847,066	[1]
Fair Value	1,496,441
Amount at which shown in the balance sheet	1,496,441
Banks, trust and insurance companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,727
Fair Value	3,646
Amount at which shown in the balance sheet	3,646
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	798,966
Fair Value	1,449,924
Amount at which shown in the balance sheet	1,449,924
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	416,059	[1]
Fair Value	416,350
Amount at which shown in the balance sheet	416,350
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	2,068,235	[2]
Amount at which shown in the balance sheet	2,967,738
Equity method investments	900,000
Real Estate Investment
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	0
Amount at which shown in the balance sheet	67,980
Nonredeemable Preferred Stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	45,373
Fair Value	42,871
Amount at which shown in the balance sheet	$ 42,871

[1]	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
[2]	Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $900 million.